Condensed financial information of registrant Prudential plc - Statements of Changes in Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance at beginning of year	$ 18,674	$ 17,983	$ 16,898
Total comprehensive income for the year
Profit for the year	3,978	2,285	1,701
Total comprehensive income for the year	4,421	1,976	1,585
Transactions with owners, recorded directly in equity
New share capital subscribed	2		4
Share repurchase/buyback programmes	(1,234)	(878)
Share-based payment transactions	11	1	(5)
Dividends	(714)	(583)	(540)
Effect of scrip dividends	29	23
Balance at end of year	21,360	18,674	17,983
Share capital
Balance at beginning of year	176	183	182
Transactions with owners, recorded directly in equity
New share capital subscribed	0	0	1
Share repurchase/buyback programmes	(7)	(7)
Balance at end of year	169	176	183
Share premium
Balance at beginning of year	5,009	5,009	5,006
Transactions with owners, recorded directly in equity
New share capital subscribed	2	0	3
Share repurchase/buyback programmes	0	0
Balance at end of year	5,011	5,009	5,009
Capital redemption reserve
Balance at beginning of year	7
Transactions with owners, recorded directly in equity
Share repurchase/buyback programmes	7	7
Balance at end of year	14	7
Retained earnings
Balance at beginning of year	11,906	11,928	10,653
Transactions with owners, recorded directly in equity
Share repurchase/buyback programmes	(1,234)	(878)
Share-based payment transactions	11	1	(5)
Dividends	(623)	(575)	(533)
Effect of scrip dividends	29	23
Balance at end of year	14,086	11,906	11,928
Parent Company
Balance at beginning of year	15,960	16,584	15,542
Total comprehensive income for the year
Profit for the year	1,318	786	1,525
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	0	0	8
Total comprehensive income for the year	1,318	786	1,533
Transactions with owners, recorded directly in equity
New share capital subscribed	2		4
Share repurchase/buyback programmes	(1,234)	(878)
Share-based payment transactions	(7)	20	38
Dividends	(623)	(575)	(533)
Effect of scrip dividends	29	23
Total transactions with owners	(1,833)	(1,410)	(491)
Balance at end of year	15,445	15,960	16,584
Parent Company | Share capital
Balance at beginning of year	176	183	182
Transactions with owners, recorded directly in equity
New share capital subscribed			1
Share repurchase/buyback programmes	(7)	(7)
Share-based payment transactions		0
Total transactions with owners	(7)	(7)	1
Balance at end of year	169	176	183
Parent Company | Share premium
Balance at beginning of year	5,009	5,009	5,006
Transactions with owners, recorded directly in equity
New share capital subscribed	2		3
Share-based payment transactions		0
Total transactions with owners	2	0	3
Balance at end of year	5,011	5,009	5,009
Parent Company | Capital redemption reserve
Balance at beginning of year	7
Transactions with owners, recorded directly in equity
Share repurchase/buyback programmes	7	7
Total transactions with owners	7	7
Balance at end of year	14	7
Parent Company | Retained earnings
Balance at beginning of year	10,768	11,392	10,354
Total comprehensive income for the year
Profit for the year		786	1,525
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income			8
Total comprehensive income for the year	1,318		1,533
Transactions with owners, recorded directly in equity
Share repurchase/buyback programmes	(1,234)	(878)
Share-based payment transactions	(7)	20	38
Dividends	(623)	(575)	(533)
Effect of scrip dividends	29	23
Total transactions with owners	(1,835)	(1,410)	(495)
Balance at end of year	$ 10,251	$ 10,768	$ 11,392